Financial Risk Management - Summary of Financial Instruments (Parenthetical) (Detail) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	kr 35,190	kr 38,349	kr 54,050	kr 43,612
Cash equivalents	kr 17,504	kr 18,603